Income Taxes - Tax Rate Reconciliation (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before tax	¥ 366,235	¥ (60,754)	¥ 127,612
Income tax expenses (benefits) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	111,995	(18,579)	39,024
Non-deductible expenses for tax purposes	25,114	26,074	22,024
Changes in unrecognized deferred tax assets and deferred tax liabilities	(137,032)	(126,071)	(58,388)
Tax credits	(25,673)	(35,100)	(12,750)
Differences in applicable tax rates of overseas subsidiaries	(258)	71,526	4,762
Changes in tax effects of undistributed profit of overseas subsidiaries	5,951	2,388	7,469
Effect of changes in applicable tax rates and tax law	(5,073)	(94,969)	1,800
Tax contingencies	(13,164)	17,124	(9,530)
Non-deductible impairment of goodwill	0	5,529	0
Changes in fair value of contingent consideration	746	(1,201)	(1,955)
Effect of prior year items	(10,689)	(3,520)	(648)
Entity reorganizations/Divestments	36,117	58,815	0
Other	2,030	(7,060)	724
Total	¥ (9,936)	¥ (105,044)	¥ (7,468)
Applicable tax rate	30.60%	30.60%	30.60%
Enhanced prior year credit claims
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits		¥ (10,389)